Multi-Asset Absolute Return Fund Expense Example - Class NAV [Member] - Multi-Asset Absolute Return Fund - Class NAV	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	664
Expense Example, with Redemption, 10 Years	$ 1,465